Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Dec. 06, 2016	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 128,518						$ 137,336
Estimated fair value of borrowings		$ 251,629				$ 12,812		259,453	$ 167,476
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies		64.30%	64.30%		64.50%
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 133,318
Options to purchase foreign currency [Member]
Disclosure of detailed information about financial instruments [line items]
Net premium paid		7
Vonpar [member]
Disclosure of detailed information about financial instruments [line items]
Date of acquisition	Dec. 06, 2016
Vonpar [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.375%
Vonpar [member] | Spal [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity					Three-year
Borrowings		6,503		R$ 1,090				$ 7,022
Borrowings, interest rate				0.375%				0.375%
Vonpar [member] | Purchased call options [member] | Promissory notes [member] | Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value of borrowings at inception of option		343
Estimated fair value of borrowings		$ 242						$ 368
Vonpar [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of out of the money		30.40%	30.40%		35.90%
Out of the money, strike price			$ 82		$ 93
Vonpar [member] | Coca-Cola FEMSA [member] | Promissory notes [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Share strike price | $ / shares				R$ 178.5

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3